Unaudited Condensed Consolidation Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid-in Capital	Statutory reserves	Retained earnings	Accumulated other comprehensive (loss) income	Total equity attributable to controlling shareholders	Non-controlling interests	Total
Balance at Dec. 31, 2020	$ 1,680	$ 4,462,177	$ 2,473,797	$ 25,663,240	$ 1,438,140	$ 34,039,034	$ 111,150	$ 34,150,184
Balance (in Shares) at Dec. 31, 2020	16,800,000
Issued shares of ordinary shares, net of offering cost	$ 773					773		773
Issued shares of ordinary shares, net of offering cost (in Shares)	7,728,000
Capital contributions from non-controlling interests		27,555,976				27,555,976		27,555,976
Net loss				(1,390,794)		(1,390,794)	(50,618)	(1,441,412)
Statutory reserves			119,273	(119,273)
Foreign currency translation adjustment					330,458	330,458	2,250	332,708
Balance at Jun. 30, 2021	$ 2,453	32,018,153	2,593,070	24,153,173	1,768,598	60,535,447	62,782	60,598,229
Balance (in Shares) at Jun. 30, 2021	24,528,000
Balance at Dec. 31, 2021	$ 2,453	31,966,816	2,473,801	17,259,976	2,148,906	53,851,952	3,122,250	56,974,202
Balance (in Shares) at Dec. 31, 2021	24,528,000
Capital contributions from non-controlling interests							41,873,178	41,873,178
Net loss				(7,518,579)		(7,518,579)	152,092	(7,366,487)
Statutory reserves			34,834	(34,834)
Foreign currency translation adjustment					(1,957,340)	(1,957,340)	(458,142)	(2,415,482)
Balance at Jun. 30, 2022	$ 2,453	$ 31,966,816	$ 2,508,635	$ 9,706,563	$ 191,566	$ 44,376,033	$ 44,689,378	$ 89,065,411
Balance (in Shares) at Jun. 30, 2022	24,528,000